INVESTMENTS - Investment Types (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Interests in Other Entities [Abstract]
Investments in publicly traded companies	$ 1,581	$ 1,535
Investments in private companies	53	97
Investments, measured at FVTOCI	1,634	1,632
Investments, associates and joint ventures	859	904
Total investments	$ 2,493	$ 2,536